Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 94,671,818	¥ 90,682,938
Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,601,130	2,493,748
Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,243,862	3,978,779
Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	473,436	387,400
Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 7,318,428	¥ 6,859,927